Pensions and other post retirement benefits - Amounts recognized in statement of financial position (Details) - GBP (£) £ in Millions	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of defined benefit plans [line items]
Defined benefit obligation, at present value	£ (24,121)
Fair value of plan assets	23,858
Funding surplus/(deficit)	(263)	£ (1,933)	£ (2,585)
Liabilities	(1,672)	(2,536)	(2,995)
Assets	1,409	603	410
Pensions | Funded obligations
Disclosure of defined benefit plans [line items]
Defined benefit obligation, at present value	(23,747)	(25,890)	(28,648)
Fair value of plan assets	23,858	24,375	26,434
Funding surplus/(deficit)	111	(1,515)	(2,214)
Pensions | Unfunded obligations
Disclosure of defined benefit plans [line items]
Defined benefit obligation, at present value	(307)	(340)	(304)
UK Pensions
Disclosure of defined benefit plans [line items]
Defined benefit obligation, at present value	(14,226)
Fair value of plan assets	15,330	15,489	19,401
Funding surplus/(deficit)	1,104	(156)	(15)
Liabilities	(74)	(536)	(300)
Assets	1,178	380	285
UK Pensions | Funded obligations
Disclosure of defined benefit plans [line items]
Defined benefit obligation, at present value	(14,152)	(15,565)	(19,341)
Fair value of plan assets	15,330	15,489	19,401
Funding surplus/(deficit)	1,178	(76)	60
UK Pensions | Unfunded obligations
Disclosure of defined benefit plans [line items]
Defined benefit obligation, at present value	(74)	(80)	(75)
Other Post-employment Liabilities	£ 0	£ 0	£ 0
UK Pensions | Active members
Disclosure of defined benefit plans [line items]
Defined benefit obligation, member concentration percentage	10.00%	12.00%	12.00%
UK Pensions | Deferred members
Disclosure of defined benefit plans [line items]
Defined benefit obligation, member concentration percentage	18.00%	19.00%	18.00%
UK Pensions | Pensioner members
Disclosure of defined benefit plans [line items]
Defined benefit obligation, member concentration percentage	72.00%	69.00%	70.00%
US Pensions
Disclosure of defined benefit plans [line items]
Fair value of plan assets	£ 6,030	£ 6,322	£ 5,136
Funding surplus/(deficit)	(552)	(728)	(1,009)
Liabilities	(783)	(951)	(1,134)
Assets	231	223	125
US Pensions | Funded obligations
Disclosure of defined benefit plans [line items]
Defined benefit obligation, at present value	(6,349)	(6,790)	(5,916)
Fair value of plan assets	6,030	6,322	5,136
Funding surplus/(deficit)	(319)	(468)	(780)
US Pensions | Unfunded obligations
Disclosure of defined benefit plans [line items]
Defined benefit obligation, at present value	(233)	(260)	(229)
Other Post-employment Liabilities	£ 0	£ 0	£ 0
US Pensions | Active members
Disclosure of defined benefit plans [line items]
Defined benefit obligation, member concentration percentage	38.00%	38.00%	39.00%
US Pensions | Deferred members
Disclosure of defined benefit plans [line items]
Defined benefit obligation, member concentration percentage	8.00%	9.00%	9.00%
US Pensions | Pensioner members
Disclosure of defined benefit plans [line items]
Defined benefit obligation, member concentration percentage	54.00%	53.00%	52.00%
US other post-retirement benefits
Disclosure of defined benefit plans [line items]
Other Post-employment Liabilities	£ (67)	£ (78)	£ (67)
Fair value of plan assets	2,498	2,564	1,897
Funding surplus/(deficit)	(815)	(1,049)	(1,561)
Liabilities	(815)	(1,049)	(1,561)
Assets	0	0	0
US other post-retirement benefits | Funded obligations
Disclosure of defined benefit plans [line items]
Defined benefit obligation, at present value	(3,246)	(3,535)	(3,391)
Fair value of plan assets	2,498	2,564	1,897
Funding surplus/(deficit)	(748)	(971)	(1,494)
US other post-retirement benefits | Unfunded obligations
Disclosure of defined benefit plans [line items]
Defined benefit obligation, at present value	£ 0	£ 0	£ 0
US other post-retirement benefits | Active members
Disclosure of defined benefit plans [line items]
Defined benefit obligation, member concentration percentage	38.00%	39.00%	41.00%
US other post-retirement benefits | Deferred members
Disclosure of defined benefit plans [line items]
Defined benefit obligation, member concentration percentage	0.00%	0.00%	0.00%
US other post-retirement benefits | Pensioner members
Disclosure of defined benefit plans [line items]
Defined benefit obligation, member concentration percentage	62.00%	61.00%	59.00%